FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 16:-     FINANCIAL INCOME, NET

	Year ended December 31,
	2012	2011	2010
Income:

Interest income (*)	$2,373	$1,720	$1,161
Foreign currency translation adjustments, net	39	--	13
Realized gain related to sale of marketable securities	35	73	12

Total income	2,447	1,793	1,186

Expenses:

Interest and bank charges	(15)	(26)	(56)
Foreign currency translation adjustments, net	--	(54)	--

Total expenses	(15)	(80)	(56)

Financial income, net	$2,432	$1,713	$1,130

(*)	Including amortization of premium and accretion of discount, on available-for-sale marketable securities, net.